Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Wages and salaries	€ 21,972	€ 23,370	€ 17,882
Social security contributions	3,002	3,098	2,332
Termination benefits	2,134	0	0
Employee benefits	€ 27,108	€ 26,468	€ 20,214